Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [Abstract]
Schedule of intangible assets, net
	December 31,
	2021	2020
Original amounts:
Capitalized Software costs	$271,357	$221,220
Customer relationship	304,816	247,445
Acquired technology	100,029	100,159
Backlog	6,938	6,909
Patent	1,544	1,493
Other intangibles	23,531	3,549
	708,215	580,775
Accumulated amortization:
Capitalized Software costs	$232,779	179,587
Customer relationship	151,673	120,165
Acquired technology	61,163	48,087
Backlog	6,938	6,909
Patent	1,145	958
Other intangibles	12,581	2,806
	466,279	358,512
Total	$241,936	$222,263